Fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended		0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2013 Interest Rate Swap A	Jun. 30, 2013 Interest Rate Swap B	Apr. 28, 2014 Fix forward 50% of floating interest rate for HSH Nordbank AG $35,000 facility
Derivative
Number of interest rate derivatives held by the Company	4	2	2			2
Derivative Asset Notional Amount				$ 26,840	$ 28,628
Maturity date				Aug. 31, 2018	Nov. 30, 2018	Sep. 30, 2018
Fixed rate, per annum						1.765%
Variable rate basis						LIBOR